UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® Institutional International Equity Fund

3/31/09
Quarterly portfolio holdings

INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS     3/31/09 (Unaudited)

MFS Institutional International Equity Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 96.6%
Alcoholic Beverages - 7.2%
Diageo PLC	3,127,944	$35,299,149
Grupo Modelo S.A. de C.V., “C” (a)	2,915,500	8,757,820
Heineken N.V.	1,467,740	41,730,842
Pernod Ricard S.A.	443,576	24,737,340

		$110,525,151

Apparel Manufacturers - 6.1%
Burberry Group PLC	2,172,470	$8,782,623
Compagnie Financiere Richemont S.A.	839,156	13,107,435
Li & Fung Ltd.	6,807,000	15,984,233
LVMH Moet Hennessy Louis Vuitton S.A.	873,898	54,906,569

		$92,780,860

Biotechnology - 0.9%
Actelion Ltd. (a)	284,462	$12,982,343

Broadcasting - 2.9%
Vivendi S.A.	695,740	$18,417,876
WPP Group PLC	4,722,732	26,614,358

		$45,032,234

Brokerage & Asset Managers - 2.0%
Deutsche Boerse AG	232,870	$14,040,167
Julius Baer Holding Ltd.	647,860	15,936,115

		$29,976,282

Business Services - 1.3%
Infosys Technology Ltd.	745,650	$19,457,298

Chemicals - 1.7%
Givaudan S.A.	50,080	$25,957,305

Computer Software - 0.9%
SAP AG	375,850	$13,322,773

Conglomerates - 1.0%
Smiths Group PLC	1,573,240	$15,101,761

Consumer Goods & Services - 5.8%
Kao Corp.	1,580,000	$30,979,688
Reckitt Benckiser Group PLC	1,532,212	57,578,568

		$88,558,256

Electrical Equipment - 4.2%
Legrand S.A.	1,153,320	$20,050,158
Schneider Electric S.A.	657,256	43,757,571

		$63,807,729

Electronics - 9.3%
ASML Holding N.V. (l)	566,952	$10,055,920
Canon, Inc.	1,381,900	40,309,589
Hirose Electric Co. Ltd.	115,300	11,168,602
Hoya Corp.	1,599,000	31,652,038
Konica Minolta Holdings, Inc.	588,500	5,103,107
Samsung Electronics Co. Ltd.	46,164	19,066,251
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,173,566	19,453,416
Tokyo Electron Ltd.	170,900	6,437,690

		$143,246,613

Energy - Independent - 2.6%
CNOOC Ltd.	9,399,000	$9,313,385
INPEX Holdings, Inc.	4,462	30,787,958

		$40,101,343

Energy - Integrated - 4.1%
Royal Dutch Shell PLC, “A”	1,304,140	$29,397,263
TOTAL S.A.	674,702	33,548,110

		$62,945,373

Food & Beverages - 5.3%
Nestle S.A.	2,421,398	$81,854,867

Food & Drug Stores - 0.8%
Tesco PLC	2,468,098	$11,806,862

Gaming & Lodging - 1.2%
Ladbrokes PLC	3,525,324	$9,269,355
William Hill PLC	3,972,675	9,704,578

		$18,973,933

Insurance - 2.4%
AXA	2,090,481	$25,135,588
QBE Insurance Group Ltd.	415,028	5,580,477
Swiss Reinsurance Co.	319,396	5,230,204

		$35,946,269

Machinery & Tools - 1.3%
Fanuc Ltd.	295,200	$20,231,626

Major Banks - 3.3%
Erste Group Bank AG	768,868	$13,024,355
HSBC Holdings PLC	1,486,550	8,425,256
Intesa Sanpaolo S.p.A	3,881,760	10,688,517
Standard Chartered PLC	1,531,081	19,035,892

		$51,174,020

Medical Equipment - 3.0%
Sonova Holding AG	176,886	$10,691,168
Synthes, Inc.	322,394	35,912,817

		$46,603,985

Metals & Mining - 0.6%
BHP Billiton PLC	464,060	$9,222,112

Natural Gas - Distribution - 2.4%
GDF Suez	1,061,755	$36,465,243

Other Banks & Diversified Financials - 1.1%
Aeon Credit Service Co. Ltd.	1,100,600	$9,997,643
Komercni Banka A.S.	71,577	7,134,590

		$17,132,233

Pharmaceuticals - 10.4%
Bayer AG	671,710	$32,127,620
GlaxoSmithKline PLC	937,180	14,623,751
Merck KGaA (l)	371,919	32,889,398
Roche Holding AG	586,570	80,490,410

		$160,131,179

PORTFOLIO OF INVESTMENTS     3/31/09 (Unaudited) - continued

MFS Institutional International Equity Fund

Issuer			Shares/Par	Value ($)
COMMON STOCKS - continued
Printing & Publishing - 1.8%
Wolters Kluwer N.V.			1,669,110	$27,076,646

Railroad & Shipping - 1.8%
Canadian National Railway Co.			793,376	$28,125,179

Specialty Chemicals - 6.2%
L’Air Liquide S.A.			351,830	$28,628,445
Linde AG			686,180	46,658,694
Shin-Etsu Chemical Co. Ltd.			414,500	20,344,276

				$95,631,415

Telecommunications - Wireless - 1.4%
America Movil S.A.B. de C.V., “L”, ADR			393,320	$10,651,106
MTN Group Ltd.			936,180	10,377,292

				$21,028,398

Telephone Services - 1.2%
Singapore Telecommunications Ltd.			11,018,050	$18,327,799

Trucking - 1.6%
TNT N.V.			1,466,370	$25,093,063

Utilities - Electric Power - 0.8%
E.ON AG			461,592	$12,823,499

Total Common Stocks				$1,481,443,649

	Strike Price	First Exercise
RIGHTS - 0.3%
Gaming & Lodging - 0.2%
William Hill PLC (1 right for 1 share) (a)	$1.05	3/24/09	3,972,675	$3,648,123

Major Banks - 0.1%
HSBC Holdings PLC (a)	$2.54	3/20/09	619,395	$1,253,122

Total Rights				$4,901,245

MONEY MARKET FUNDS - 2.6%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			40,375,181	$40,375,181
COLLATERAL FOR SECURITIES LOANED - 2.3%
Goldman Sachs, Repurchase Agreement, 0.12%, dated 3/31/09, due 4/01/09, total to be received $24,295,410 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $24,781,245 in an individually traded account)			$24,295,330	$24,295,330

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED - continued
Morgan Stanley, Repurchase Agreement, 0.20%, dated 03/31/09, due 04/01/09, total to be received $9,979,697 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $10,183,919 in an individually traded account)	$9,979,641	$9,979,641

Total Collateral for Securities Loaned		$34,274,971

Total Investments		$1,560,995,046

OTHER ASSETS, LESS LIABILITIES - (1.8)%		(27,308,047)

NET ASSETS - 100.0%		$1,533,686,999

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt

PLC      Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund's assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund's assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,325,849,089	$235,145,957	$—	$1,560,995,046
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,253,998,469

Gross unrealized appreciation	$10,797,963
Gross unrealized depreciation	(703,801,386)

Net unrealized appreciation (depreciation)	$(693,003,423)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,150,101	324,972,135	(293,747,055)	40,375,181

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$182,560	$40,375,181

MFS Institutional International Equity Fund

Supplemental Information (Unaudited) 3/31/09 - continued

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2009, are as follows:

France	18.6%
Switzerland	18.4%
United Kingdom	16.9%
Japan	13.5%
Germany	9.9%
Netherlands	6.8%
Canada	1.8%
India	1.3%
Taiwan	1.3%
Other Countries	11.5%

# MFS® Institutional Large Cap Value Fund

3/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

PORTFOLIO OF INVESTMENTS     3/31/09 (Unaudited)

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 99.2%
Aerospace - 8.6%
Lockheed Martin Corp.	21,960	$1,515,898
Northrop Grumman Corp.	19,810	864,507
United Technologies Corp.	13,330	572,922

		$2,953,327

Alcoholic Beverages - 1.6%
Diageo PLC, ADR	9,140	$409,014
Molson Coors Brewing Co.	4,160	142,605

		$551,619

Apparel Manufacturers - 1.3%
NIKE, Inc., “B”	9,710	$455,302

Automotive - 0.4%
Johnson Controls, Inc.	10,880	$130,560

Broadcasting - 3.1%
Omnicom Group, Inc.	17,990	$420,966
Walt Disney Co.	24,220	439,835
WPP PLC, ADR	6,750	188,663

		$1,049,464

Brokerage & Asset Managers - 0.6%
Franklin Resources, Inc.	2,540	$136,830
Invesco Ltd.	5,950	82,467

		$219,297

Business Services - 3.2%
Accenture Ltd., “A”	25,580	$703,194
Automatic Data Processing, Inc.	3,530	124,115
Dun & Bradstreet Corp.	1,510	116,270
Western Union Co.	12,000	150,840

		$1,094,419

Chemicals - 2.7%
3M Co.	7,220	$358,978
PPG Industries, Inc.	15,770	581,913

		$940,891

Computer Software - 2.3%
Oracle Corp. (a)	42,910	$775,384

Computer Software - Systems - 2.5%
Hewlett-Packard Co.	7,120	$228,267
International Business Machines Corp.	6,530	632,692

		$860,959

Construction - 0.9%
Sherwin-Williams Co.	6,270	$325,852

Consumer Goods & Services - 1.1%
Procter & Gamble Co.	8,328	$392,166

Electrical Equipment - 1.7%
Danaher Corp.	5,910	$320,440
W.W. Grainger, Inc.	3,740	262,473

		$582,913

Electronics - 2.4%
Agilent Technologies, Inc. (a)	6,100	$93,757
Intel Corp.	47,710	718,036

		$811,793

Energy - Independent - 4.0%
Apache Corp.	7,410	$474,907
Devon Energy Corp.	8,160	364,670
EOG Resources, Inc.	5,110	279,824
Occidental Petroleum Corp.	4,590	255,434

		$1,374,835

Energy - Integrated - 9.9%
Chevron Corp.	12,183	$819,185
ConocoPhillips	5,190	203,240
Exxon Mobil Corp.	12,580	856,698
Hess Corp.	7,170	388,614
Marathon Oil Corp.	2,740	72,035
TOTAL S.A., ADR	21,620	1,060,677

		$3,400,449

Food & Beverages - 3.8%
J.M. Smucker Co.	3,778	$140,806
Kellogg Co.	4,410	161,538
Nestle S.A., ADR	16,475	552,736
PepsiCo, Inc.	8,734	449,626

		$1,304,706

Food & Drug Stores - 1.7%
CVS Caremark Corp.	13,320	$366,167
Kroger Co.	10,180	216,020

		$582,187

Gaming & Lodging - 0.4%
Royal Caribbean Cruises Ltd.	15,880	$127,199

General Merchandise - 0.5%
Macy’s, Inc.	17,660	$157,174

Health Maintenance Organizations - 0.2%
WellPoint, Inc. (a)	1,980	$75,181

Insurance - 6.3%
Allstate Corp.	29,186	$558,912
Aon Corp.	5,290	215,938
Chubb Corp.	6,230	263,654
MetLife, Inc.	33,140	754,598
Prudential Financial, Inc.	7,780	147,976
Travelers Cos., Inc.	5,210	211,734

		$2,152,812

Leisure & Toys - 0.3%
Hasbro, Inc.	4,470	$112,063

Machinery & Tools - 0.7%
Eaton Corp.	6,490	$239,221

Major Banks - 10.1%
Bank of America Corp.	26,924	$183,622
Bank of New York Mellon Corp.	33,386	943,155
Goldman Sachs Group, Inc.	7,800	826,956
JPMorgan Chase & Co.	24,730	657,323

1

PORTFOLIO OF INVESTMENTS     3/31/09 (Unaudited) - continued

MFS Institutional Large Cap Value Fund

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Major Banks - continued
PNC Financial Services Group, Inc.	6,200	$181,598
State Street Corp.	14,890	458,314
Wells Fargo & Co.	16,140	229,834

		$3,480,802

Medical Equipment - 0.9%
Medtronic, Inc.	4,580	$134,973
Waters Corp. (a)	4,440	164,058

		$299,031

Oil Services - 0.5%
National Oilwell Varco, Inc. (a)	6,580	$188,912

Pharmaceuticals - 8.9%
Abbott Laboratories	5,280	$251,856
GlaxoSmithKline PLC, ADR	5,510	171,196
Johnson & Johnson	11,430	601,218
Merck & Co., Inc.	26,170	700,048
Pfizer, Inc.	24,820	338,048
Roche Holding Ltd., ADR	4,240	145,856
Wyeth	19,580	842,723

		$3,050,945

Railroad & Shipping - 0.2%
Burlington Northern Santa Fe Corp.	1,230	$73,985

Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc.	5,800	$326,250

Specialty Stores - 0.7%
Home Depot, Inc.	3,010	$70,916
Staples, Inc.	9,220	166,974

		$237,890

Telecommunications - Wireless - 1.7%
Rogers Communications, Inc., “B”	6,720	$153,418
Vodafone Group PLC, ADR	25,086	436,998

		$590,416

Telephone Services - 3.9%
AT&T, Inc.	52,300	$1,317,960
Verizon Communications, Inc.	1,110	33,522

		$1,351,482

Tobacco - 5.0%
Altria Group, Inc.	8,990	$144,020
Lorillard, Inc.	3,560	219,794
Philip Morris International, Inc.	37,550	1,336,029

		$1,699,843

Utilities - Electric Power - 6.1%
Dominion Resources, Inc.	16,208	$502,286
Entergy Corp.	3,680	250,571
FPL Group, Inc.	7,300	370,329
PG&E Corp.	7,370	281,681
PPL Corp.	12,880	369,785
Public Service Enterprise Group, Inc.	10,250	302,068

		$2,076,720

Total Common Stocks		$34,046,049

MONEY MARKET FUNDS(v) - 0.7%
MFS Institutional Money Market
Portfolio, 0.23%, at Net Asset Value	242,505	$242,505

Total Investments		$34,288,554

OTHER ASSETS, LESS LIABILITIES - 0.1%		28,134

NET ASSETS - 100.0%		$34,316,688

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Institutional Large Cap Value Fund

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund's assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the fund's assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$34,288,554	$—	$—	$34,288,554
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$44,665,174

Gross unrealized appreciation	$406,412
Gross unrealized depreciation	(10,783,032)

Net unrealized appreciation (depreciation)	$(10,376,620)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	582,002	7,408,840	(7,748,337)	242,505

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,656	$242,505

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.